RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of transactions with related companies

	For the Year Ended December 31,
	2010	2011	2012
Sales of products to a related party	1,143	706	1,204
Royalty fee charged to a related party	64	2,521	3,210
Purchase of materials on behalf of a related party	2,274	25,836	17,326
Commission fee recorded for a related party	—	531	684
Fees charged for material purchases on behalf of a related party	124	1,298	819
Purchase of IP license from another related party(Note 8)	—	—	46,000

Schedule of balances with affiliates
	December 31,
	2011	2012
Due from a related party	22,822	—
Deposit fee paid to a related party for IP acquisition (Note 4)	2,220	—